Litigation	12 Months Ended
Dec. 31, 2021
Legal proceedings provision [abstract]
Litigation

Note 18    Litigation

This note presents all of the significant disputes in which the Group is involved with the exception of litigation relating to disputes between Orange and the tax or social administrations in relation to operational or income taxes or social contributions. These disputes are described, respectively, in Notes 6.2 and 10.3, as appropriate.

At December 31, 2021, the provisions for risks recorded by the Group for all the disputes (except those presented in Notes 6.2 and 10.3) amounted to 405 million euros (versus 525 million euros at December 31, 2020 and  643 million euros at December 31, 2019). Orange believes that any disclosure of the amount of provisions on a case-by-case basis for ongoing disputes could seriously harm the Group’s position. The balance and overall movements on provisions are presented in Note 5.2.

France

Mobile services

–  In parallel to the judicial inquiry for which a final decision was handed down on December 17, 2015 a final verdict was reached by the French Competition Authority fining Orange 350 million euros for having implemented four anti-competitive practices in the "Enterprise" market segment and imposing injunctions, SFR brought an action on June 18, 2015, for damages suffered because of Orange’s practices. After several successive increases in April 2016 and September 2018, SFR raised its claim to 3 billion euros in July 2019. In the wake of this decision, Céleste and Adista also brought actions against Orange before the Paris Commercial Court for damages. Orange and SFR entered into a memorandum of understanding, notably putting an end to their dispute. SFR withdrew its claim for damages from the Paris Commercial Court which duly noted this withdrawal on April 2, 2021. This dispute is now closed. The investigation of the cases of Céleste and Adista versus Orange are ongoing. To date, the overall claims of Céleste and Adista represent a total of 47 million euros.

–  Concurrently to their complaints filed with the French Competition Authority, regarding the practices of Orange in the mobile and fixed-to-mobile markets in the French Caribbean and in French Guiana, for which Orange received a definitive sentence, Digicel and Outremer Telecom initiated before the Paris Commercial Court legal actions for alleged damages stemming from these practices. After being sentenced by the Paris Commercial Court in March 2015, the Paris Court of Appeal decreased the amount of the fine to be paid to Outremer Telecom to 3 million euros in May 2017, noting inter alia that the damages should be discounted at the statutory rate of interest. On December 18, 2017 the Paris Commercial Court ordered Orange to pay Digicel the sum of 180 million euros, to which should be added interest calculated from March 2009 until the date of payment at a higher interest rate than the rate ordered by the Paris Court of Appeal in the Outremer Telecom litigation, i.e. a total amount of 346 million euros. On June 17, 2020, the Paris Court of Appeal overturned judgment and in particular the discounting method applied to the damages set forth in the judgment rendered by the Paris Commercial Court on December 18, 2017, which ordered Orange to pay Digicel 180 million euros in principal. Following this judgment, Orange was refunded 97 million euros. Orange appealed to the French Supreme Court and re-assessed the risk related to the possible reversal of the Court of Appeal’s judgment, which would return the parties to the situation following the first-instance court’s decision.

Fixed services

–  In 2010, SFR and then Verizon summoned Orange SA to appear before the Paris Commercial Court demanding the reimbursement of alleged overpayments on interconnection services provided by Orange, the price of which allegedly did not reflect their cost. On June 18 and 25, 2013, the Paris Commercial Court dismissed their claims but ordered Orange to pay Verizon 1 million euros in damages with respect to services provided in 2008. Orange paid this amount in 2013. SFR and Verizon filed appeals against these decisions. In December 2015, the Paris Court of Appeal dismissed in full the claims made by SFR and in September 2017, the French Supreme Court rejected SFR's appeal. Furthermore, in April 2017, the Paris Court of Appeal dismissed Verizon completely and reversed the compensation of 1 million euros granted for services provided in 2008. On June 5, 2019, the French Supreme Court annulled the decision of the Paris Court of Appeal and restored the parties to the situation they were in following the first instance court's decision rendered on June 25, 2013. The proceedings are still ongoing.

–  In 2012, SFR brought an action against Orange SA before the Paris Commercial Court denouncing its retail offers for the secondary residences market. In February 2014, the trial court ruled that Orange had abused its dominant position but in Octoberr 2014, the Paris Appeal Court annulled this ruling. This decision was then overturned by the French Supreme Court in 2016 and Orange had to pay 53 million euros to SFR pursuant to the trial court's ruling. SFR had raised its claims to 257 million euros before the Court of Appeal. In 2018, the Court of Appeal sentenced Orange to pay 54 million euros and Orange appealed to the French Supreme Court. On September 16, 2020, the French Supreme Court overturned the judgment handed down by the Court of Appeal and restored the parties to the situation they were in following the Paris Commercial Court’s decision. Orange applied to the Court of Appeal and obtained through a ruling on September 24, 2021, a reversal of its conviction and the return of the full amount of the sums awarded to SFR, which SFR returned at the end of 2021. SFR appealed to the French Supreme Court again on October 5, 2021.

–  On April 16, 2021, Bouygues Telecom brought an action against Orange before the Paris Civil Court concerning the service quality of its wholesale offers for an amount of 78 million of euros for alleged losses. Orange considers these claims to be without merit.

Other proceedings in France

–  In June 2018, Iliad brought summary proceedings against Orange SA before the presiding judge of the Paris Commercial Court, aiming to ban some of its mobile telephony offers proposing mobile handsets at attractive prices accompanied by a subscription package, on the grounds that they constituted consumer credit offers. The case is currently being investigated by the judges deciding on the merits of the case. On October 16, 2020, Iliad, for the first time, assessed its loss at 790 million euros.

–  In December 2018 the administrators of former UK retailer Phones 4U, (which is in administration and no longer trading), filed a claim against the three main UK mobile network operators, including EE, and their respective existing or former parent companies, including Orange. The Phones 4U claim (of an unquantified amount) is currently being disputed before the High Court of England and Wales. Orange vigorously challenges the allegations raised by Phones 4U which include collusion between various operators.

–  Orange Bank is the object of two historic lawsuits whereby the plaintiffs claim in total about 350 million euros in financial damages that they allege to have suffered. In March 2021, the plaintiffs in one of these two lawsuits withdrew from the case. Orange Bank continues to be the target of the other lawsuit whereby the plaintiffs are claiming in total about 310 million euros in financial damages that they allege to have suffered. As the Group believes these claims to be without merit and is strenuously contesting them, it has not recognized any financial liability.

–  In August 2020, ASSIA brought proceedings against Orange SA before the Paris Civil Court for infringement of two dynamic xDSL line management patents. ASSIA claims a total of around 500 million euros for the financial damage it claims to have suffered. Orange SA considers its claims to be unfounded and challenges them. The proceedings are currently being examined by the judges deciding on the merits of the case.

–  The Evaluation and Compensation Committee, set up as part of the France Telecom employee-related crisis trial, to examine individual claims submitted by individuals present in the company between 2007 and 2010 and their beneficiaries, extended the period for submitting files until December 31, 2020. This Committee is continuing to analyze and process the requests received. At the end of December 2021, 1,751 individual requests had been received, about 1,100 of which had been closed subsequent to an agreement and just under 300 requests are being processed. The Committee is expected to finish its work by the first half of 2022.

Poland

–  In 2013, the UOKiK opened an investigation on the country’s three main mobile operators, including Orange Polska, for abuse of a dominant position in relation with the retail rates imposed by these three operators on the calls made to the network of the Polish operator P4. On January 2, 2018, UOKiK halted proceedings against the three operators due to no basis on anti-competitive grounds.

–  In addition, in 2015 P4 issued two claims for damages for a total amount of 630 million zlotys (138 million euros) against the three operators jointly (one of which Polkomtel), as compensation for the loss it alleged to have suffered in relation to the contested pricing practices. In 2018, the Court of First Instance dismissed in its entirety the first P4 compensation claim in the amount of 316 million zlotys (70 million euros). P4 has appealed against this decision. On December 28, 2020, the Court of Appeal dismissed the judgment rendered by the Court of First Instance and referred the parties to the Court of First Instance. On August 25, 2021, Orange Polska received the ruling from the Appeal Court. Polkomtel (one of the three operators) has appealed to the Supreme Court. Orange Polska has joined the Polkomtel lawsuit. Regarding the second claim for damages by P4 for 314 million zlotys (69 million euros), it has been suspended pending the settlement of the first claim.

Romania

–  On March 29, 2016, investigators from the Romanian Competition Council made an investigation at the headquarters of Orange Romania, concerning possible discriminatory practices in the mobile payment and advertising markets. Following the investigation, the Competition Council fined Orange Romania 65 million leu (13 million euros) in December 2018 for refusal to sell on the relevant markets. Orange Romania was notified of this decision which it appealed in May 2019. On June 24, 2021, the Court of Appeal reversed the decision of the Competition Council. The Parties are still awaiting the notification of the ruling.

Middle East and Africa

–  A number of shareholder disputes are ongoing between the joint venture comprising Agility and Orange, on the one hand, and its Iraqi co-shareholder in the capital of the Iraqi operator Korek Telecom, on the other. These disputes, which concern various breaches of contractual documents, are the subject of pre-contentious proceedings and arbitral and judicial proceedings in various countries. In addition, on March 19, 2019, following an administrative decree adopted by the Iraqi Ministry of Trade and Industry, the General Directorate of Companies in Erbil (Iraqi Kurdistan) implemented the 2014 decision of the Iraqi regulatory authority (CMC) to cancel the partnership dated March 2011 between the operator Korek Telecom, Agility and Orange and to restore the shareholding of Korek Telecom as it existed before Orange and Agility had acquired a stake. As a result, the registration of Korek Telecom shares in the name of the original shareholders was imposed without any compensation or reimbursement of the amounts invested. Orange thus considers that it was thus unlawfully expropriated of its investment and, on March 24, 2019, sent a notice of dispute to the Republic of Iraq based on the Bilateral lnvestment Treaty between France and Iraq. In the absence of an amicable settlement with the Iraqi State, Orange submitted a request for arbitration with the International Center for the Settlement of Investment Disputes (ICSID) on October 2, 2020.

–  In Jordan, the telecom operator Zain brought an action against Jordan Telecommunications Company (Orange Jordan) for failure to open geographical numbers allocated by the Jordanian regulator in application of the interconnection agreement entered into Zain and Orange Jordan pursuant to which Zain considers that it has suffered an estimated loss of 250 million Jordanian dinars (288 million euros). On September 30, 2021, the Amman Court of First Instance (judiciary order) ordered the performance of a forensic audit to verify whether the amount of the late payment interest requested by Zain had been calculated in accordance with the rules detailed in the interconnection agreement and whether the arbitration clause in the agreement was applicable. On June 22, 2021, the Jordanian Supreme Court ruled on the petition by Orange Jordan for the judiciary courts to decline jurisdiction, considering that the arbitration clause applied to the lawsuit. This ruling was confirmed by the Appeal Court on November 11, 2021 which rejected Zain's petition. Zain has filed another appeal with the Supreme Court. The proceedings are ongoing.

–  In Mali, a lawsuit had been brought against the telecoms operators to challenge the billing of communications ending up on voicemail. In 2013, the Court of First Instance had dismissed the case of the plaintiffs, and the Malian Regulatory Authority (AMRTP) confirmed the compliance of this billing. At the end of 2021, following an appeal by the plaintiffs, the Bamako Court of Appeal sentenced the telecoms operators, and in particular Orange Mali to pay the sum of 176 million euros. Orange Mali has filed several appeals against this decision, on the one hand on the grounds of the foreclosure period of the appeal, and on the other hand for illegality and annulment of the appeal. As the ruling has been notified, Orange Mali has filed an appeal with the Malian Supreme Court.

In order to provide its telecommunication services, the Group sometimes uses fixed assets of other parties. Terms of use of these assets are not always formalized. The Group is sometimes subject to claims and might be subject to future claims in this respect, which could result in a cash outflow in the future. The amount of the potential obligations or future commitments cannot be measured with sufficient reliability due to legal complexities involved.

Other than proceedings that may be initiated in respect of tax, income taxes and social audits (see Notes 6.2 and 10.3), there are no other administrative, legal or arbitration proceedings, including any proceedings that are pending, suspended or threatened, of which Orange is aware, which may have or have had in the last 12 months a material impact on the Company’s and/or Group’s financial position or profitability.